UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund
August 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--102.6%	Rate (%)		Date	Amount ($)	Value ($)

New York--100.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)		4.01	9/7/07	3,090,000 a	3,090,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)		3.99	9/7/07	2,075,000 a	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		4.02	9/7/07	2,445,000 a	2,445,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		4.02	9/7/07	1,395,000 a	1,395,000
Albany Industrial Development
Agency, IDR (Newkirk Products,
Inc. Project) (LOC; Bank of
America)		4.00	9/7/07	905,000 a	905,000
Albany Industrial Development
Agency, Senior Housing Revenue
(South Mall Towers Albany,
L.P. Project) (Insured; FNMA)		3.95	9/7/07	1,120,000 a	1,120,000
Amsterdam Enlarged City School
District, GO Notes, BAN		4.00	7/3/08	1,200,000	1,202,408
Avoca Central School District,
GO Notes, BAN		4.00	6/26/08	2,100,000	2,103,303
Babylon Industrial Development
Agency, IDR (J. D'Addario and
Co. Inc. Project) (LOC; Bank
of America)		3.95	9/7/07	2,100,000 a	2,100,000
Cincinnatus Central School
District, GO Notes, BAN		4.00	6/18/08	3,641,000	3,647,948
Colonie,
GO Notes, BAN		4.00	4/4/08	1,400,000	1,402,002
Colonie,
GO Notes, BAN		4.25	4/4/08	4,000,000	4,010,222
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)		3.99	9/7/07	2,000,000 a	2,000,000
Erie County Industrial Development

Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	4.06	9/7/07	2,200,000 a	2,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	4.06	9/7/07	2,250,000 a	2,250,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	4.05	9/7/07	5,000,000 a	5,000,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	4.02	9/7/07	6,000,000 a	6,000,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties) (LOC;
HSBC Bank USA)	4.35	9/7/07	525,000 a	525,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	4.06	9/7/07	4,245,000 a	4,245,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	4.04	9/7/07	4,850,000 a,b	4,850,000
Glen Cove Housing Authority,
Senior Living Facility Revenue
(The Mayfair at Glen Cove)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	4.02	9/7/07	3,600,000 a,b	3,600,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,003,824
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group Inc. and
LOC; Ixis Corporate and
Investment Bank)	4.05	9/7/07	4,400,000 a,b	4,400,000
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,300,000	2,308,318
Hempstead Industrial Development
Agency, IDR (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	4.02	9/7/07	6,000,000 a,b	6,000,000
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC; Societe

Generale)	3.95	9/7/07	5,200,000 a	5,200,000
Holley,
GO Notes, BAN	4.25	2/26/08	1,400,000	1,403,286
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	4.02	9/7/07	2,400,000 a,b	2,400,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility; Morgan
Stanley Bank)	4.07	9/7/07	15,000,000 a,b	15,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.71	12/6/07	6,000,000	6,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.72	12/14/07	1,550,000	1,550,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	4.04	9/7/07	8,380,000 a,b	8,380,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	4.06	9/7/07	2,475,000 a	2,475,000
Monroe County Industrial
Development Agency, IDR
(Jamestown Container of
Rochester Inc. Facility) (LOC;
HSBC Bank USA)	3.90	9/7/07	480,000 a	480,000
Monroe County Industrial
Development Agency, LR (Robert
Weslayan College Project)
(LOC; M&T Bank)	4.01	9/7/07	2,815,000 a	2,815,000
Nassau County,
GO Notes, TAN	4.25	9/30/07	5,000,000	5,002,811
New York City
(Liquidity Facility; Merrill
Lynch)	4.03	9/7/07	9,320,000 a,b	9,320,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	4.05	9/7/07	1,830,000 a	1,830,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	4.08	9/7/07	4,000,000 a	4,000,000
New York City Municipal Water

Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	3.64	9/13/07	5,700,000	5,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC and Liquidity Facility;
DEPFA Bank PLC)	3.90	9/1/07	6,000,000 a	6,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	3.90	9/1/07	10,250,000 a	10,250,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	3.95	9/1/07	3,900,000 a	3,900,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	4.04	9/7/07	5,215,000 a,b	5,215,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.04	9/7/07	750,000 a,b	750,000
New York State
(LOC; Dexia Credit Locale)	3.70	1/8/08	4,000,000	4,000,000
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	3.98	9/1/07	85,000 a	85,000
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	3.98	9/1/07	5,200,000 a	5,200,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.97	9/7/07	4,430,000 a	4,430,000
New York State Energy Research and
Development Authority,
Electric Facilities Revenue
(Long Island Lighting Company
Project) (LOC; Royal Bank of
Scotland)	3.95	9/7/07	2,200,000 a	2,200,000
New York State Energy Research and
Development Authority,
Facilities Revenue
(Consolidated Edison Company
of New York, Inc. Project)

(LOC; Citibank NA)	3.94	9/7/07	3,200,000 a	3,200,000
New York State Housing Finance
Agency, Housing Revenue (250
West 93rd Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.95	9/7/07	8,800,000 a	8,800,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.99	9/7/07	7,200,000 a	7,200,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC)	3.97	9/7/07	6,600,000 a	6,600,000
New York State Housing Finance
Agency, Housing Revenue (Tower
31) (Liquidity Facility; FHLMC
and LOC; FHLMC)	3.97	9/7/07	10,000,000 a	10,000,000
New York State Housing Finance
Agency, Revenue (East 39
Street Housing) (Insured; FNMA
and Liquidity Facility; FNMA)	3.94	9/7/07	4,800,000 a	4,800,000
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (Insured; FHLMC)	3.97	9/7/07	6,400,000 a	6,400,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank
NA)	3.66	9/7/07	5,085,000 a,b	5,085,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	4.06	9/7/07	6,680,000 a,b	6,680,000
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Liquidity Facility; Morgan
Stanley Bank)	4.04	9/7/07	1,570,000 a,b	1,570,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	4.06	9/7/07	2,900,000 a	2,900,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,300,000	1,302,489
Olean,
GO Notes, BAN	4.00	8/14/08	2,170,000	2,173,962
Oneida County Industrial
Development Agency, IDR (The
Fountainhead Group, Inc.
Facility) (LOC; Citizens Bank
of Massachusetts)	3.98	9/7/07	3,165,000 a	3,165,000

Ontario County Industrial
Development Agency, IDR
(Robert C. Horton/Ultrafab)
(LOC; JPMorgan Chase Bank)	4.08	9/7/07	1,200,000 a	1,200,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	4,000,000	4,017,337
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.75	11/15/07	8,100,000	8,100,000
Putnam County,
GO Notes, TAN	4.00	11/15/07	3,000,000	3,002,392
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corporation Project) (LOC; Key
Bank)	4.13	9/7/07	1,655,000 a	1,655,000
Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	4.02	9/7/07	3,800,000 a	3,800,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital Project) (LOC; Key
Bank)	4.06	9/7/07	1,600,000 a	1,600,000
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,623,721	1,626,398
Southeast Industrial Development
Agency, IDR (Unilock New York,
Inc. Project) (LOC; Bank One)	4.25	9/7/07	1,400,000 a	1,400,000
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA)	3.95	9/7/07	12,255,000 a	12,255,000
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	4.01	9/7/07	3,150,000 a	3,150,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.04	9/7/07	20,000,000 a,b	20,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.08	9/7/07	3,350,000 a,b	3,350,000
TSASC Inc. of New York,

Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	4.04	9/7/07	13,820,000 a,b	13,820,000
Tuckahoe Union Free School
District, GO Notes, TAN	4.25	6/18/08	2,500,000	2,507,175
Ulster County Industrial
Development Agency, IDR (De Luxe
Packaging Corporation
Project) (LOC; National Bank
of Canada)	4.07	9/7/07	2,500,000 a	2,500,000
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	4.13	9/7/07	2,710,000 a	2,710,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	2,200,000 c	2,203,410
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	4.04	9/7/07	4,400,000 a,b	4,400,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	4.05	9/7/07	14,600,000 a	14,600,000

U.S. Related--1.7%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	4.03	9/7/07	6,000,000 a,b	6,000,000

Total Investments (cost $367,237,285)			102.6%	367,237,285
Liabilities, Less Cash and Receivables			(2.6%)	(9,272,706)
Net Assets			100.0%	357,964,579

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $120,820,000 or 33.8% of net assets.
c Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)